UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-04424
Van Kampen Life Investment Trust

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 12/31
Date of reporting period: 9/30/08

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Life Investment Trust Comstock Portfolio
Portfolio of Investments ▪ September 30, 2008 (Unaudited)

Description	Shares	Value

Common Stocks 93.1%
Airlines 1.0%
Southwest Airlines Co.	2,139,100	$31,038,341

Aluminum 0.2%
Alcoa, Inc.	350,700	7,918,806

Asset Management & Custody Banks 2.2%
Bank of New York Mellon Corp.	2,163,863	70,498,657

Broadcasting & Cable TV 5.3%
Comcast Corp., Class A	6,876,550	134,986,677
Liberty Media Corp. — Entertainment, Class A (a)	1,491,600	37,245,252

		172,231,929

Catalog Retail 0.9%
Liberty Media Corp. — Interactive, Class A (a)	2,402,575	31,017,243

Communications Equipment 0.5%
Alcatel-Lucent — ADR (France)	2,456,400	9,432,576
Ericsson, Class B — ADR (Sweden)	855,940	8,071,514

		17,504,090

Computer Hardware 3.8%
Dell, Inc. (a)	2,123,200	34,990,336
Hewlett-Packard Co.	611,910	28,294,718
IBM Corp.	506,500	59,240,240

		122,525,294

Data Processing & Outsourced Services 0.8%
Computer Sciences Corp. (a)	387,300	15,565,587
Western Union Co.	407,800	10,060,426

		25,626,013

Department Stores 1.3%
J.C. Penney Co., Inc.	619,900	20,667,466
Macy’s, Inc.	1,222,500	21,980,550

		42,648,016

Description	Shares	Value

Diversified Banks 2.4%
Barclays PLC — ADR (United Kingdom)	140,400	$3,467,880
U.S. Bancorp	647,300	23,315,746
Wells Fargo & Co.	1,343,000	50,402,790

		77,186,416

Diversified Chemicals 1.6%
Du Pont (E.I.) de Nemours & Co.	1,282,551	51,686,805

Drug Retail 0.9%
CVS Caremark Corp.	834,200	28,079,172

Electronic Equipment Manufacturers 0.1%
Cognex Corp.	135,000	2,721,600

Electronic Manufacturing Services 0.1%
Flextronics International, Ltd. (Singapore) (a)	314,800	2,228,784
Kemet Corp. (a)	169,800	230,928

		2,459,712

Health Care Distributors 1.9%
Cardinal Health, Inc.	1,229,300	60,579,904

Health Care Equipment 0.9%
Boston Scientific Corp. (a)	2,400,900	29,459,043

Home Improvement Retail 1.4%
Home Depot, Inc.	801,100	20,740,479
Lowe’s Cos., Inc.	1,043,600	24,722,884

		45,463,363

Household Products 1.9%
Kimberly-Clark Corp.	688,600	44,648,824
Procter & Gamble Co.	247,700	17,262,213

		61,911,037

Hypermarkets & Super Centers 3.2%
Wal-Mart Stores, Inc.	1,728,500	103,519,865

Description	Shares	Value

Industrial Conglomerates 1.2%
General Electric Co.	1,504,200	$38,357,100

Integrated Telecommunication Services 5.3%
AT&T, Inc.	2,221,700	62,029,864
Verizon Communications, Inc.	3,423,000	109,844,070

		171,873,934

Internet Software & Services 1.8%
eBay, Inc. (a)	2,644,400	59,181,672

Investment Banking & Brokerage 0.8%
Goldman Sachs Group, Inc.	85,700	10,969,600
Merrill Lynch & Co., Inc.	632,000	15,989,600

		26,959,200

Life & Health Insurance 2.2%
Aflac, Inc.	224,500	13,189,375
MetLife, Inc.	698,100	39,093,600
Torchmark Corp.	317,710	18,999,058

		71,282,033

Managed Health Care 0.8%
UnitedHealth Group, Inc.	460,500	11,692,095
WellPoint, Inc. (a)	290,200	13,572,654

		25,264,749

Movies & Entertainment 6.9%
News Corp., Class B	2,719,500	33,041,925
Time Warner, Inc.	7,433,700	97,455,807
Viacom, Inc., Class B (a)	3,818,200	94,844,088

		225,341,820

Multi-Line Insurance 1.2%
Genworth Financial, Inc., Class A	582,700	5,017,047
Hartford Financial Services Group, Inc.	802,100	32,878,079

		37,895,126

Description	Shares	Value

Other Diversified Financial Services 9.5%
Bank of America Corp.	3,979,200	$139,272,000
Citigroup, Inc.	4,363,200	89,489,232
JPMorgan Chase & Co.	1,707,800	79,754,260

		308,515,492

Packaged Foods & Meats 7.7%
Cadbury PLC — ADR (United Kingdom)	1,634,668	65,907,688
Kraft Foods, Inc., Class A	3,078,761	100,829,423
Sara Lee Corp.	1,246,300	15,740,769
Unilever NV (Netherlands)	2,418,600	68,107,776

		250,585,656

Paper Products 4.3%
International Paper Co.	5,387,002	141,031,712

Pharmaceuticals 9.2%
Abbott Laboratories	332,200	19,128,076
Bristol-Myers Squibb Co.	3,931,700	81,975,945
Eli Lilly & Co.	657,000	28,927,710
GlaxoSmithKline PLC — ADR (United Kingdom)	402,700	17,501,342
Pfizer, Inc.	2,619,000	48,294,360
Roche Holdings AG — ADR (Switzerland)	125,700	9,781,333
Schering-Plough Corp.	3,032,300	56,006,581
Wyeth	1,009,600	37,294,624

		298,909,971

Property & Casualty Insurance 5.7%
Berkshire Hathaway, Inc., Class B (a)	5,830	25,622,850
Chubb Corp.	2,231,280	122,497,272
Travelers Cos., Inc.	846,200	38,248,240

		186,368,362

Regional Banks 1.1%
PNC Financial Services Group, Inc.	460,800	34,421,760

Description	Shares	Value

Semiconductor Equipment 0.5%
KLA-Tencor Corp.	475,000	$15,033,750

Semiconductors 0.7%
Intel Corp.	1,159,400	21,715,562

Soft Drinks 2.1%
Coca-Cola Co.	862,100	45,587,848
Dr. Pepper Snapple Group, Inc. (a)	836,776	22,157,829

		67,745,677

Systems Software 0.6%
Microsoft Corp.	704,200	18,795,098

Tobacco 1.1%
Altria Group, Inc.	860,500	17,072,320
Philip Morris International, Inc.	405,200	19,490,120

		36,562,440

Total Long-Term Investments 93.1%
(Cost $3,341,044,430)		3,019,916,420

Repurchase Agreements 6.1%
Banc of America Securities ($73,872,198 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.05%, dated 09/30/08, to be sold on 10/01/08 at $73,876,405)		73,872,198
Citigroup Global Markets, Inc. ($73,872,198 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.50%, dated 09/30/08, to be sold on 10/01/08 at $73,875,276)		73,872,198
JPMorgan Chase & Co. ($22,161,659 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.00%, dated 09/30/08, to be sold on 10/01/08 at $22,162,275)		22,161,659

Description	Value

Repurchase Agreements (continued)
State Street Bank & Trust Co. ($29,131,945 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.35%, dated 09/30/08, to be sold on 10/01/08 at $29,133,037)	$29,131,945

Total Repurchase Agreements 6.1%
(Cost $199,038,000)	199,038,000

Total Investments 99.2%
(Cost $3,540,082,430)	3,218,954,420

Other Assets in Excess of Liabilities 0.8%	25,371,966

Net Assets 100.0%	$3,244,326,386

Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security.

ADR	— American Depositary Receipt
The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Investments in
Valuation Inputs	Securities
Level 1 — Quoted Prices	$2,944,227,399
Level 2 — Other Significant Observable Inputs	274,727,021
Level 3 — Significant Unobservable Inputs	-0-

Total	$3,218,954,420

Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Van Kampen Life Investment Trust Enterprise Portfolio
Portfolio of Investments — September 30, 2008 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 99.1%
Aerospace & Defense 5.7%
BE Aerospace, Inc. (a)	3,898	$61,705
Boeing Co.	1,504	86,255
General Dynamics Corp.	6,990	514,604
Goodrich Corp.	12,872	535,475
Honeywell International, Inc.	15,933	662,016
Northrop Grumman Corp.	9,384	568,107
Precision Castparts Corp.	7,108	559,968
Rockwell Collins, Inc.	4,838	232,660
United Technologies Corp.	14,962	898,618

		4,119,408

Agricultural Products 0.4%
Bunge Ltd. (Bermuda)	4,863	307,244

Air Freight & Logistics 0.2%
UTI Worldwide, Inc. (British Virgin Islands)	8,721	148,431

Airlines 0.2%
AMR Corp. (a)	13,024	127,896

Apparel Retail 0.6%
Guess?, Inc.	4,971	172,941
Urban Outfitters, Inc. (a)	7,651	243,837

		416,778

Application Software 1.2%
ANSYS, Inc. (a)	11,110	420,736
Citrix Systems, Inc. (a)	10,971	277,127
Salesforce.com, Inc. (a)	3,344	161,850

		859,713

Asset Management & Custody Banks 0.7%
Federated Investors, Inc., Class B	3,729	107,581
Franklin Resources, Inc.	4,736	417,384

		524,965

	Number of
Description	Shares	Value

Auto Parts & Equipment 0.3%
BorgWarner, Inc.	7,123	$233,421

Biotechnology 4.1%
Biogen Idec, Inc. (a)	9,128	459,047
Celgene Corp. (a)	12,118	766,827
Genentech, Inc. (a)	9,116	808,407
Gilead Sciences, Inc. (a)	20,494	934,117

		2,968,398

Brewers 0.4%
Anheuser-Busch Cos., Inc.	4,941	320,572

Broadcasting & Cable TV 1.2%
Comcast Corp., Class A	11,156	218,992
DIRECTV Group, Inc. (a)	17,071	446,748
DISH Network Corp., Class A (a)	8,896	186,816

		852,556

Casinos & Gaming 0.5%
Las Vegas Sands Corp. (a)	1,801	65,034
Scientific Games Corp., Class A (a)	6,239	143,622
Wynn Resorts Ltd.	2,101	171,526

		380,182

Coal & Consumable Fuels 0.2%
Foundation Coal Holdings, Inc.	3,775	134,315

Communications Equipment 4.6%
Ciena Corp. (a)	9,461	95,367
Cisco Systems, Inc. (a)	53,712	1,211,743
Corning, Inc.	42,900	670,956
EchoStar Corp., Class A (a)	1,333	32,125
Harris Corp.	9,006	416,077
Nortel Networks Corp. (Canada) (a)	1,558	3,426
QUALCOMM, Inc.	15,995	687,305

	Number of
Description	Shares	Value

Communications Equipment (continued)
Research In Motion Ltd. (Canada) (a)	3,530	$241,099

		3,358,098

Computer & Electronics Retail 0.8%
GameStop Corp., Class A (a)	16,262	556,323

Computer Hardware 7.1%
Apple, Inc. (a)	13,576	1,543,048
Diebold, Inc.	4,997	165,451
Hewlett-Packard Co.	32,703	1,512,187
IBM Corp.	16,290	1,905,278

		5,125,964

Computer Storage & Peripherals 1.4%
EMC Corp. (a)	45,867	548,569
NetApp, Inc. (a)	8,072	147,153
Seagate Technology (Cayman Islands)	23,418	283,826

		979,548

Construction & Farm Machinery & Heavy Trucks 1.7%
Cummins, Inc.	8,455	369,653
Deere & Co.	9,790	484,605
Manitowoc Co., Inc.	12,548	195,121
Terex Corp. (a)	7,018	214,189

		1,263,568

Consumer Electronics 0.2%
Garmin Ltd. (Cayman Islands)	4,912	166,713

Data Processing & Outsourced Services 1.4%
Alliance Data Systems Corp. (a)	6,720	425,913
Global Payments, Inc.	12,788	573,670

		999,583

Department Stores 0.2%
Nordstrom, Inc.	4,432	127,730

	Number of
Description	Shares	Value

Diversified Metals & Mining 1.4%
Companhia Vale do Rio Doce — ADR (Brazil)	17,086	$327,197
Freeport-McMoRan Copper & Gold, Inc.	5,287	300,566
Southern Copper Corp.	21,174	404,000

		1,031,763

Drug Retail 1.2%
CVS Caremark Corp.	25,729	866,038

Electric Utilities 0.9%
Allegheny Energy, Inc.	3,514	129,210
Exelon Corp.	8,444	528,763

		657,973

Electrical Components & Equipment 0.2%
SunPower Corp., Class B (a)	1,565	108,082

Electronic Equipment Manufacturers 1.3%
Amphenol Corp., Class A	15,128	607,238
National Instruments Corp.	11,835	355,642

		962,880

Electronic Manufacturing Services 0.1%
Jabil Circuit, Inc.	11,154	106,409

Environmental & Facilities Services 0.8%
Waste Management, Inc.	18,286	575,826

Fertilizers & Agricultural Chemicals 1.7%
Monsanto Co.	12,372	1,224,581

Footwear 1.1%
NIKE, Inc., Class B	12,320	824,208

Gas Utilities 0.1%
Equitable Resources, Inc.	2,733	100,246

Health Care Equipment 1.6%
Hologic, Inc. (a)	5,959	115,188

	Number of
Description	Shares	Value

Health Care Equipment (continued)
Intuitive Surgical, Inc. (a)	637	$153,504
Medtronic, Inc.	3,674	184,067
Stryker Corp.	10,836	675,083

		1,127,842

Health Care Services 2.7%
Express Scripts, Inc. (a)	12,096	892,927
Medco Health Solutions, Inc. (a)	18,684	840,780
Omnicare, Inc.	8,651	248,889

		1,982,596

Health Care Supplies 0.0%
Fresenius Kabi Pharmaceuticals Holding, Inc. (rights, expiring 12/31/10)(a)	18,952	12,319

Health Care Technology 0.4%
Cerner Corp. (a)	3,528	157,490
HLTH Corp. (a)	13,165	150,476

		307,966

Home Entertainment Software 0.2%
Electronic Arts, Inc. (a)	3,441	127,283

Household Products 3.9%
Colgate-Palmolive Co.	15,211	1,146,149
Procter & Gamble Co.	23,979	1,671,096

		2,817,245

Human Resource & Employment Services 0.1%
Monster Worldwide, Inc. (a)	4,223	62,965

Hypermarkets & Super Centers 1.2%
Wal-Mart Stores, Inc.	14,090	843,850

Industrial Gases 0.5%
Praxair, Inc.	4,689	336,389

Integrated Oil & Gas 1.4%
Exxon Mobil Corp.	9,174	712,453

	Number of
Description	Shares	Value

Integrated Oil & Gas (continued)
Occidental Petroleum Corp.	4,088	$287,999

		1,000,452

Internet Retail 0.2%
Amazon.com, Inc. (a)	2,256	164,147

Internet Software & Services 3.2%
Akamai Technologies, Inc. (a)	5,740	100,106
eBay, Inc. (a)	35,564	795,922
Google, Inc., Class A (a)	3,129	1,253,227
WebMD Health Corp., Class A (a)	4,649	138,261

		2,287,516

Investment Banking & Brokerage 0.8%
Goldman Sachs Group, Inc.	4,294	549,632

IT Consulting & Other Services 1.4%
Accenture Ltd., Class A (Bermuda)	22,135	841,130
Cognizant Technology Solutions Corp., Class A (a)	6,044	137,985

		979,115

Managed Health Care 2.5%
Aetna, Inc.	16,549	597,584
Humana, Inc. (a)	13,797	568,437
UnitedHealth Group, Inc. (b)	25,724	653,132

		1,819,153

Movies & Entertainment 1.3%
DreamWorks Animation SKG, Inc., Class A (a)	12,640	397,528
News Corp., Class A	12,627	151,398
Walt Disney Co.	12,281	376,904

		925,830

Oil & Gas Drilling 1.9%
ENSCO International, Inc.	3,575	206,028
Nabors Industries Ltd. (Bermuda) (a)	14,572	363,134
Noble Corp. (Cayman Islands)	10,052	441,283

	Number of
Description	Shares	Value

Oil & Gas Drilling (continued)
Pride International, Inc. (a)	6,338	$187,668
Transocean, Inc. (Cayman Islands) (a)	1,493	163,991

		1,362,104

Oil & Gas Equipment & Services 4.6%
Baker Hughes, Inc.	2,191	132,643
BJ Services Co.	8,625	164,996
Halliburton Co.	22,241	720,386
Helix Energy Solutions Group, Inc. (a)	4,959	120,405
National-Oilwell Varco, Inc. (a)	12,023	603,915
Schlumberger Ltd. (Netherlands Antilles)	9,190	717,647
Superior Energy Services, Inc. (a)	5,961	185,626
TETRA Technologies, Inc. (a)	10,087	139,705
Weatherford International Ltd. (Bermuda) (a)	20,673	519,719

		3,305,042

Oil & Gas Exploration & Production 0.6%
Chesapeake Energy Corp.	12,101	433,942

Oil & Gas Refining & Marketing 0.4%
Valero Energy Corp.	10,378	314,453

Oil & Gas Storage & Transportation 1.2%
El Paso Corp.	30,962	395,075
Frontline Ltd. (Bermuda)	9,461	454,790

		849,865

Packaged Foods & Meats 1.0%
Kellogg Co.	12,658	710,114

Personal Products 0.2%
Bare Escentuals, Inc. (a)	13,120	142,614

Pharmaceuticals 2.8%
Abbott Laboratories	8,651	498,124
Johnson & Johnson	5,320	368,570

	Number of
Description	Shares	Value

Pharmaceuticals (continued)
Merck & Co., Inc.	20,264	$639,532
Schering-Plough Corp.	28,344	523,514

		2,029,740

Railroads 4.0%
Burlington Northern Santa Fe Corp.	3,906	361,032
CSX Corp.	15,129	825,590
Norfolk Southern Corp.	11,164	739,168
Union Pacific Corp.	13,175	937,533

		2,863,323

Restaurants 2.5%
McDonald’s Corp.	22,603	1,394,605
Panera Bread Co., Class A (a)	5,727	291,504
Starbucks Corp. (a)	10,055	149,518

		1,835,627

Semiconductor Equipment 0.4%
MEMC Electronic Materials, Inc. (a)	10,073	284,663

Semiconductors 3.5%
Cypress Semiconductor Corp. (a)	5,707	29,791
Integrated Device Technology, Inc. (a)	13,983	108,788
Intel Corp.	44,469	832,904
LSI Corp. (a)	37,203	199,408
NVIDIA Corp. (a)	28,341	303,532
PMC — Sierra, Inc. (a)	58,054	430,761
Texas Instruments, Inc.	28,930	621,995

		2,527,179

Soft Drinks 3.1%
Coca-Cola Co.	14,378	760,308
Hansen Natural Corp. (a)	12,111	366,358
Pepsi Bottling Group, Inc.	10,234	298,526
PepsiCo, Inc.	11,289	804,567

		2,229,759

	Number of
Description	Shares	Value

Specialized Finance 1.1%
CME Group, Inc.	608	$225,878
Nasdaq Stock Market, Inc. (a)	14,121	431,679
NYSE Euronext	3,163	123,926

		781,483

Steel 0.4%
Steel Dynamics, Inc.	17,127	292,700

Systems Software 4.8%
McAfee, Inc. (a)	11,280	383,069
Microsoft Corp.	84,586	2,257,600
Oracle Corp. (a)	29,111	591,244
Red Hat, Inc. (a)	13,933	209,970
VMware, Inc., Class A (a)	2,243	59,754

		3,501,637

Thrifts & Mortgage Finance 0.0%
Federal Home Loan Mortgage Corp.	6,120	10,465

Tobacco 2.1%
Altria Group, Inc.	11,759	233,299
Lorillard, Inc.	6,477	460,838
Philip Morris International, Inc.	17,051	820,153

		1,514,290

Trucking 0.2%
Landstar System, Inc.	3,447	151,875

Wireless Telecommunication Services 1.0%
American Tower Corp., Class A (a)	18,949	681,596
Leap Wireless International, Inc. (a)	2,005	76,390

		757,986

Total Long-Term Investments 99.1% (Cost $76,881,915)		71,672,573

Description	Value

Repurchase Agreements 1.0%
Banc of America Securities ($260,545 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.05%, dated 09/30/08, to be sold on 10/01/08 at $260,559)	260,545
Citigroup Global Markets, Inc. ($260,545 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.50%, dated 09/30/08, to be sold on 10/01/08 at $260,555)	260,545
JPMorgan Chase & Co. ($78,163 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.00%, dated 09/30/08, to be sold on 10/01/08 at $78,166)	78,163
State Street Bank & Trust Co. ($102,747 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.35%, dated 09/30/08, to be sold on 10/01/08 at $102,751)	102,747

Total Repurchase Agreements 1.0% (Cost $702,000)	702,000

Total Investments 100.1% (Cost $77,583,915)	72,374,573
Liabilities in Excess of Other Assets (0.1%)	(69,373)

Net Assets 100.0%	$72,305,200

Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security.

(b)	All or portion of this security has been physically segregated in connection with open futures contracts.

ADR	— American Depositary Receipt
Futures contracts outstanding as of September 30, 2008:

		Unrealized
		Appreciation/
	Contracts	Depreciation
Long Contracts:
S&P Mini 500 Index Futures, December 2008 (Current Notional Value of $58,450 per contract)	24	$(74,234)

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s investments carried at value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*
Level 1 - Quoted Prices	$71,672,573	$(74,234)
Level 2 - Other Significant Observable Inputs	702,000	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -

Total	$72,374,573	$(74,234)

*	Other financial instruments include futures, forwards and swap contracts.
Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Van Kampen Life Investment Trust Government Portfolio
Portfolio of Investments ▪ September 30, 2008 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	United States Treasury Obligations 43.4%
$5,345	United States Treasury (STRIPS)	*	05/15/21	$3,030,845
3,300	United States Treasury Bonds	4.500%	02/15/36	3,388,173
1,600	United States Treasury Bonds	5.250	11/15/28	1,773,126
8,400	United States Treasury Bonds	5.375	02/15/31	9,547,784
9,120	United States Treasury Bonds	8.125	08/15/21	12,549,977
800	United States Treasury Bonds	8.750	08/15/20	1,135,813
1,250	United States Treasury Bonds	9.250	02/15/16	1,711,719
17,000	United States Treasury Notes	3.500	11/15/09	17,322,745
7,100	United States Treasury Notes	3.875	02/15/13	7,390,106
35,000	United States Treasury Notes	4.250	11/15/14	37,261,350
4,500	United States Treasury Notes	4.500	02/28/11	4,761,918
500	United States Treasury Notes	4.750	11/15/08	502,539
2,600	United States Treasury Notes	4.750	01/31/12	2,787,080
3,500	United States Treasury Notes	4.875	01/31/09	3,545,392
2,400	United States Treasury Notes	4.875	04/30/11	2,569,126
6,100	United States Treasury Notes	5.125	06/30/11	6,583,712

	Total United States Treasury Obligations 43.4%			115,861,405

	Mortgage Backed Securities 22.9%
11,900	Federal Home Loan Mortgage Corp., October (a)	5.000	TBA	11,593,206
5,500	Federal Home Loan Mortgage Corp., October (a)	6.500	TBA	5,640,080
47	Federal Home Loan Mortgage Corp.	6.000	06/01/29 to 09/01/29	48,102
37	Federal Home Loan Mortgage Corp.	6.500	06/01/29	38,258
794	Federal Home Loan Mortgage Corp.	7.500	11/01/29 to 08/01/31	860,042
3	Federal Home Loan Mortgage Corp.	8.000	09/01/24	2,988

Van Kampen Life Investment Trust Government Portfolio
Portfolio of Investments ▪ September 30, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Mortgage Backed Securities (continued)
$33,375	Federal National Mortgage Association, October (a)	5.500%	TBA	$33,286,356
1,800	Federal National Mortgage Association, October (a)	6.500	TBA	1,845,844
1,275	Federal National Mortgage Association, October (a)	7.000	TBA	1,332,375
73	Federal National Mortgage Association	6.000	01/01/14 to 06/01/14	74,336
206	Federal National Mortgage Association	6.500	06/01/09 to 12/01/32	213,004
4,947	Federal National Mortgage Association	7.000	07/01/10 to 10/01/34	5,207,708
631	Federal National Mortgage Association	7.500	02/01/23 to 04/01/32	681,731
12	Federal National Mortgage Association	8.000	06/01/24 to 10/01/24	13,208
20	Federal National Mortgage Association	11.000	11/01/20	23,014
63	Government National Mortgage Association	6.500	05/15/23 to 03/15/29	64,489
126	Government National Mortgage Association	7.000	04/15/23 to 11/15/27	132,964
22	Government National Mortgage Association	7.500	12/15/21 to 06/15/24	23,328
17	Government National Mortgage Association	8.000	05/15/17 to 01/15/23	18,261
7	Government National Mortgage Association	8.500	07/15/17	7,744
6	Government National Mortgage Association	9.500	07/15/09 to 10/15/09	6,181

Van Kampen Life Investment Trust Government Portfolio
Portfolio of Investments ▪ September 30, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Mortgage Backed Securities (continued)
$1	Government National Mortgage Association	11.000%	09/15/10	$1,031

	Total Mortgage Backed Securities 22.9%			61,114,250

	Collateralized Mortgage Obligations 16.6%
1,017	American Home Mortgage Assets (b)	3.467	10/25/46	375,504
658	American Home Mortgage Assets (b)	3.507	06/25/47	96,882
597	Bear Stearns Mortgage Funding Trust (b)	3.387	10/25/36	340,285
8,276	Countrywide Alternative Loan Trust (c)(d)	2.253	12/20/46	253,463
2,648	Countrywide Alternative Loan Trust (c)(d)	3.315	02/25/37	67,795
724	Countrywide Alternative Loan Trust (b)	3.367	02/25/47	440,129
649	Countrywide Alternative Loan Trust (b)	3.397	11/25/46	376,051
649	Countrywide Alternative Loan Trust (b)	3.457	10/25/46	247,620
544	Countrywide Alternative Loan Trust (b)	3.467	05/25/36	173,617
4,957	Countrywide Alternative Loan Trust (c)(d)	3.475	09/25/35	80,544
738	Countrywide Alternative Loan Trust (b)	3.477	07/25/46	295,239

Van Kampen Life Investment Trust Government Portfolio
Portfolio of Investments ▪ September 30, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Collateralized Mortgage Obligations (continued)
$3,329	Countrywide Alternative Loan Trust (c)(d)	3.841%	03/20/46	$101,957
1,847	Countrywide Home Loans (c)(d)	1.735	10/25/34	12,984
699	Countrywide Home Loans (b)	3.477	04/25/35	458,525
15,571	Federal Home Loan Mortgage Corp. (REMIC) (b)	2.828	05/15/37	15,018,504
11,263	Federal Home Loan Mortgage Corp. (REMIC) (b)	2.938	10/15/36	10,890,520
944	Federal Home Loan Mortgage Corp. (REMIC) (b)	3.088	03/15/34	922,112
472	Federal Home Loan Mortgage Corp. (REMIC) (b)	3.347	09/25/45	459,952
550	Federal Home Loan Mortgage Corp. (REMIC) (c)(e)	4.500	06/17/27	53,037
332	Federal Home Loan Mortgage Corp. (REMIC) (c)	5.000	12/15/16	17,702
1,262	Federal Home Loan Mortgage Corp. (REMIC)	5.500	04/15/27	1,280,951
236	Federal Home Loan Mortgage Corp. (STRIPS) (c)	6.000	05/01/31	47,836
213	Federal Home Loan Mortgage Corp. (STRIPS) (c)	6.500	04/01/28	56,533
57	Federal Home Loan Mortgage Corp. (STRIPS) (c)	8.000	06/01/31	14,567
754	Federal National Mortgage Association (REMIC) (b)	3.148	12/18/32	746,195
5,581	Federal National Mortgage Association (REMIC) (b)	3.267	12/25/36	5,377,666
796	Federal National Mortgage Association (b)	3.407	05/25/35	754,856

Van Kampen Life Investment Trust Government Portfolio
Portfolio of Investments ▪ September 30, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Collateralized Mortgage Obligations (continued)
$463	Federal National Mortgage Association	5.500%	11/25/43	$462,503
728	Federal National Mortgage Association (REMIC) (c)	6.000	08/25/32 to 07/25/33	101,983
750	Federal National Mortgage Association	6.022	11/25/10	771,356
1,153	Federal National Mortgage Association (REMIC) (c)	6.500	05/25/33	232,085
164	Federal National Mortgage Association (STRIPS) (c)	6.500	06/01/31	43,920
210	Federal National Mortgage Association (REMIC) (c)	7.000	04/25/33	39,269
43	Federal National Mortgage Association (STRIPS) (c)	7.000	04/01/32	11,574
49	Federal National Mortgage Association (STRIPS) (c)	8.000	05/01/30	12,454
150	Government National Mortgage Association (c)(e)	4.912	05/16/32	13,805
318	Government National Mortgage Association (c)(e)	5.512	04/16/29 to 05/16/32	29,179
118	Government National Mortgage Association (c)(e)	5.912	06/16/27	1,336
1,131	Greenpoint Mortgage Funding Trust (c)(d)	4.014	10/25/45	23,349
1,831	Greenpoint Mortgage Funding Trust (c)(d)	4.070	08/25/45	40,216
3,645	Greenpoint Mortgage Funding Trust (c)(d)	4.207	06/25/45	104,175
0	Harborview Mortgage Loan Trust (f)	*	07/19/47	4

Van Kampen Life Investment Trust Government Portfolio
Portfolio of Investments ▪ September 30, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Collateralized Mortgage Obligations (continued)
$2,740	Harborview Mortgage Loan Trust (c)(d)	2.358%	06/19/35	$30,397
2,348	Harborview Mortgage Loan Trust (c)(d)	2.593	05/19/35	23,481
3,692	Harborview Mortgage Loan Trust (c)(d)	2.877	01/19/36	56,526
6	Harborview Mortgage Loan Trust (d)(f)	2.929	03/19/37	843
3,230	Harborview Mortgage Loan Trust (c)(d)	2.930	03/19/37	75,201
1,597	Harborview Mortgage Loan Trust (c)(d)	2.970	01/19/36	36,922
5,827	Harborview Mortgage Loan Trust (c)(d)	3.034	07/19/47	118,367
171	Harborview Mortgage Loan Trust (b)	3.120	01/19/38	157,563
887	Harborview Mortgage Loan Trust (b)	3.210	04/19/38	323,684
942	Harborview Mortgage Loan Trust (b)	3.638	06/20/35	329,874
1,228	Harborview Mortgage Loan Trust (b)	5.079	01/19/36	699,510
2,074	Indymac Index Mortgage Loan Trust (c)(d)	2.335	07/25/35	27,866
635	Indymac Index Mortgage Loan Trust (b)	3.587	10/25/36	218,945
800	Luminent Mortgage Trust (b)	3.447	10/25/46	290,095
263	Structured Asset Mortgage Investments, Inc. (b)	3.397	02/25/36	139,373
5,527	Washington Mutual, Inc. (c)(d)	2.888	01/25/45	55,268
1,802	Washington Mutual, Inc. (c)(d)	3.014	07/25/44	19,142
1,002	Washington Mutual, Inc. (c)(d)	3.071	06/25/44	14,399

Van Kampen Life Investment Trust Government Portfolio
Portfolio of Investments ▪ September 30, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Collateralized Mortgage Obligations (continued)
$2,534	Washington Mutual, Inc. (c)(d)	3.090%	10/25/44	$25,342
1,631	Washington Mutual, Inc. (b)	3.437	07/25/47	459,400
410	Washington Mutual, Inc. (b)	3.547	11/25/45	157,007
488	Washington Mutual, Inc. (b)	3.795	05/25/46	204,784

	Total Collateralized Mortgage Obligations 16.6%			44,312,223

	Adjustable Rate Mortgage Backed Securities 6.9%
107	Federal Home Loan Mortgage Corp. (b)	4.082	07/01/34	107,845
233	Federal Home Loan Mortgage Corp. (b)	4.785	08/01/34	236,150
523	Federal National Mortgage Association (b)	4.550	02/01/34	533,484
92	Federal National Mortgage Association (b)	4.571	07/01/34	92,399
955	Federal National Mortgage Association (b)	5.054	03/01/36	966,902
1,745	Federal National Mortgage Association (b)	5.073	12/01/35	1,795,588
1,759	Federal National Mortgage Association (b)	5.086	10/01/35	1,809,530
1,519	Federal National Mortgage Association (b)	5.089	11/01/35	1,562,988
367	Federal National Mortgage Association (b)	5.120	07/01/35	377,793
930	Federal National Mortgage Association (b)	5.122	03/01/36	942,044
828	Federal National Mortgage Association (b)	5.399	03/01/36	841,077
781	Federal National Mortgage Association (b)	5.427	05/01/36	793,933
834	Federal National Mortgage Association (b)	5.465	07/01/36	846,965

Van Kampen Life Investment Trust Government Portfolio
Portfolio of Investments ▪ September 30, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Adjustable Rate Mortgage Backed Securities (continued)
$973	Federal National Mortgage Association (b)	5.497%	05/01/36	$989,367
965	Federal National Mortgage Association (b)	5.509	05/01/36	981,607
2,114	Federal National Mortgage Association (b)	5.514	04/01/36	2,152,095
1,336	Federal National Mortgage Association (b)	5.533	05/01/36	1,359,989
1,326	Federal National Mortgage Association (b)	5.565	04/01/36	1,351,517
490	Federal National Mortgage Association (b)	5.823	03/01/36	499,590
77	Federal National Mortgage Association (b)	5.900	09/01/34	77,350
70	Federal National Mortgage Association (b)	6.142	10/01/34	70,453
127	Federal National Mortgage Association (b)	6.182	10/01/34	127,878

	Total Adjustable Rate Mortgage Backed Securities 6.9%			18,516,544

	United States Government Agency Obligations 7.1%
5,000	Federal Home Loan Mortgage Corp.	4.875%	06/13/18	$5,077,320
1,000	Federal Home Loan Mortgage Corp.	5.500	08/23/17	1,059,893
5,000	Federal National Mortgage Association	5.000	05/11/17	5,123,580
2,650	Federal National Mortgage Association	5.375	06/12/17	2,783,277
1,985	Financing Corp.	9.650	11/02/18	2,732,473
700	Financing Corp.	9.800	04/06/18	960,264
960	Tennessee Valley Authority	7.125	05/01/30	1,216,522

	Total United States Government Agency Obligations 7.1%			18,953,329

Van Kampen Life Investment Trust Government Portfolio
Portfolio of Investments ▪ September 30, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Asset Backed Securities 0.2%
$533	Federal National Mortgage Association (REMIC) (b)	2.812%	05/28/35	$386,462
49	Federal National Mortgage Association (REMIC) (b)	2.822	05/28/35	33,024

	Total Asset Backed Securities 0.2%			419,486

Total Long-Term Investments 97.1%
	(Cost $261,170,713)			259,177,237

Short-Term Investments 23.0%

Repurchase Agreements 22.3%
Banc of America Securities ($22,045,713 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.05%, dated 09/30/08, to be sold on 10/01/08 at $22,046,969)				22,045,713
Citigroup Global Markets, Inc. ($22,045,713 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.50%, dated 09/30/08, to be sold on 10/01/08 at $22,046,632)				22,045,713
JPMorgan Chase & Co. ($6,613,714 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.00%, dated 09/30/08, to be sold on 10/01/08 at $6,613,898)				6,613,714
State Street Bank & Trust Co. ($8,693,860 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.35%, dated 09/30/08, to be sold on 10/01/08 at $8,694,185)				8,693,860

Total Repurchase Agreements 22.3%				59,399,000

Van Kampen Life Investment Trust Government Portfolio
Portfolio of Investments ▪ September 30, 2008 (Unaudited) continued

Description	Value

United States Government Agency Obligations 0.7%
United States Treasury Bill ($1,760,000 par, yielding 1.448%, 10/09/08 maturity) (g)	$1,759,445

Total Short-Term Investments 23.0%
(Cost $61,158,445)	61,158,445

Total Investments 120.1%
(Cost $322,329,158)	320,335,682

Foreign Currency 0.0%
(Cost $1)	1

Liabilities in Excess of Other Assets (20.1%)	(53,542,474)

Net Assets 100.0%	$266,793,209

Percentages are calculated as a percentage of net assets.
* Zero coupon bond
(a) Security purchased on a forward commitment basis.
(b) Floating Rate Coupon
(c) IO — Interest Only
(d) Variable Rate Coupon
(e) Inverse Floating Rate
(f) PO — Principal Only
(g) All or a portion of this security has been physically segregated in connection with open futures contracts and swap contracts.
REMIC — Real Estate Mortgage Investment Conduits
STRIPS — Separate Trading of Registered Interest and Principal of Securities
TBA — To be announced, maturity date has not yet been established. Upon settlement and delivery of the mortgage pools, maturity dates will be assigned.

Van Kampen Life Investment Trust Government Portfolio
Portfolio of Investments ▪ September 30, 2008 (Unaudited) continued
Futures contracts outstanding as of September 30, 2008:

		Unrealized
		Appreciation/
Futures Contracts	Contracts	Depreciation
Long Contracts:
U.S. Treasury Bond Futures, December 2008 (Current Notional Value of $117,172 per contract)	203	$(110,890)
U.S. Treasury Notes 2-Year Futures, December 2008 (Current Notional Value of $213,438 per contract)	22	5,350

Total Long Contracts:	225	(105,540)

Short Contracts:
10-Year Swap Future, December 2008 (Current Notional Value of $111,844 per contract)	59	(5,197)
EuroDollar Futures, December 2008 (Current Notional Value of $241,363 per contract)	25	(7,141)
EuroDollar Futures, March 2009 (Current Notional Value of $242,588 per contract)	10	(35,278)
EuroDollar Futures, June 2009 (Current Notional Value of $242,400 per contract)	9	(32,529)
EuroDollar Futures, September 2009 (Current Notional Value of $242,188 per contract)	9	(3,280)
EuroDollar Futures, December 2009 (Current Notional Value of $241,400 per contract)	5	(15,530)
EuroDollar Futures, March 2010 (Current Notional Value of $241,000 per contract)	3	(8,633)
EuroDollar Futures, June 2010 (Current Notional Value of $240,388 per contract)	1	(2,440)
U.S. Treasury Notes 10-Year Futures, December 2008 (Current Notional Value of $114,625 per contract)	188	258,358
U.S. Treasury Notes 5-Year Futures, December 2008 (Current Notional Value of $112,234 per contract)	357	(102,571)

Total Short Contracts:	666	45,759

Total Futures Contracts	891	$(59,781)

Van Kampen Life Investment Trust Government Portfolio
Portfolio of Investments ▪ September 30, 2008 (Unaudited) continued
Swap agreements outstanding as of September 30, 2008:
Interest Rate Swaps

		Pay/
		Receive			Notional
		Floating	Fixed	Expiration	Amount
Counterparty	Floating Rate Index	Rate	Rate	Date	(000)	Value
Bank of America, N.A.	USD-LIBOR BBA	Pay	4.148%	06/09/13	$18,170	$304,047
Bank of America, N.A.	USD-LIBOR BBA	Pay	4.983	04/15/18	2,490	4,432
Bank of America, N.A.	USD-LIBOR BBA	Pay	5.070	04/14/18	4,995	24,875
Bank of America, N.A.	USD-LIBOR BBA	Pay	5.370	02/12/18	7,107	117,550
Bank of America, N.A.	USD-LIBOR BBA	Pay	5.558	07/24/23	24,154	326,321
Citibank, N.A., New York	USD-LIBOR BBA	Pay	3.861	05/09/13	600	2,665
Citibank, N.A., New York	USD-LIBOR BBA	Pay	5.228	09/27/17	9,200	720,739
Citibank, N.A., New York	USD-LIBOR BBA	Pay	5.338	05/24/17	7,500	629,121
Deutsche Bank AG	USD-LIBOR BBA	Pay	4.855	09/11/18	24,068	0
Deutsche Bank AG Frankfurt	EUR-EURIBOR Reuters	Pay	4.958	07/24/18	13,485	178,641
Deutsche Bank AG Frankfurt	EUR-EURIBOR Reuters	Pay	5.239	07/09/23	8,865	121,307
Deutsche Bank AG Frankfurt	EUR-EURIBOR Reuters	Pay	5.240	07/10/23	8,060	110,632
Deutsche Bank AG Frankfurt	EUR-EURIBOR Reuters	Pay	5.268	07/02/23	16,890	250,855
Deutsche Bank AG New York	EUR-EURIBOR Reuters	Pay	4.714	09/11/18	18,136	20,936
Goldman Sachs Capital Markets, L.P.	USD-LIBOR BBA	Pay	5.341	05/24/17	7,500	630,850
Goldman Sachs International	USD-LIBOR BBA	Pay	5.630	02/28/18	19,705	511,542

Van Kampen Life Investment Trust Government Portfolio
Portfolio of Investments ▪ September 30, 2008 (Unaudited) continued

		Pay/
		Receive			Notional
		Floating	Fixed	Expiration	Amount
Counterparty	Floating Rate Index	Rate	Rate	Date	(000)	Value
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Pay	3.887%	02/21/13	$13,000	$(41,378)
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Pay	4.070	05/16/13	18,135	249,027
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Pay	4.427	06/12/13	4,000	118,810
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Pay	4.663	02/21/18	8,000	153,754
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Pay	5.168	10/09/17	5,200	378,242
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Pay	5.359	05/23/17	3,000	256,583
Merrill Lynch Capital Services, Inc.	USD-LIBOR BBA	Pay	5.000	04/15/18	3,320	8,034

						5,077,585

Bank of America, N.A.	USD-LIBOR BBA	Receive	3.903	09/10/13	20,205	119,952
Bank of America, N.A.	USD-LIBOR BBA	Receive	4.670	08/04/18	16,385	(313,235)
Bank of America, N.A.	USD-LIBOR BBA	Receive	5.380	07/24/18	18,859	(290,617)
Bank of America, N.A.	USD-LIBOR BBA	Receive	5.380	04/15/23	2,800	(24,304)
Bank of America, N.A.	USD-LIBOR BBA	Receive	5.470	04/14/23	6,395	(71,880)
Bank of America, N.A.	USD-LIBOR BBA	Receive	5.815	02/12/23	9,128	(194,518)

Van Kampen Life Investment Trust Government Portfolio
Portfolio of Investments ▪ September 30, 2008 (Unaudited) continued

		Pay/
		Receive			Notional
		Floating	Fixed	Expiration	Amount
Counterparty	Floating Rate Index	Rate	Rate	Date	(000)	Value
Deutsche Bank AG New York	EUR-EURIBOR Reuters	Receive	4.683%	09/11/18	$18,136	$-0-
Deutsche Bank AG New York	USD-LIBOR BBA	Receive	4.829	09/11/18	24,068	113,601
Deutsche Bank AG Frankfurt	EUR-EURIBOR Reuters	Receive	4.860	07/10/18	6,420	(54,319)
Deutsche Bank AG Frankfurt	EUR-EURIBOR Reuters	Receive	4.861	07/09/18	7,070	(60,117)
Deutsche Bank AG Frankfurt	EUR-EURIBOR Reuters	Receive	4.934	07/01/18	13,480	(163,583)
Deutsche Bank AG Frankfurt	EUR-EURIBOR Reuters	Receive	5.188	07/24/23	16,908	(196,852)
Goldman Sachs International	USD-LIBOR BBA	Receive	6.035	02/28/23	25,285	(696,855)
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Receive	**	05/15/21	3,004	-0-
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Receive	4.408	05/01/18	19,160	(192,388)
Merrill Lynch Capital Services, Inc.	USD-LIBOR BBA	Receive	5.395	04/16/23	3,950	(35,984)

						(2,061,099)

Total Interest Rate Swaps						$3,016,486

Swap Collateral Received From Counterparty
Citibank, N.A., New York						(1,440,000)
Goldman Sachs International						(520,000)
JP Morgan Chase Bank, N.A.						(760,000)

Total Swap Collateral Received						$(2,720,000)

Total Swap Agreements						$296,486

**	Zero coupon swap. The Portfolio and/or counterparty will make a net payment on the expiration date.

Van Kampen Life Investment Trust Government Portfolio
Portfolio of Investments ▪ September 30, 2008 (Unaudited) continued
The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s investments carried at value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*
Level 1 - Quoted Prices	$-0-	$(59,781)
Level 2 - Other Significant Observable Inputs	315,903,052	3,016,486
Level 3 - Significant Unobservable Inputs	4,432,630	-0-

Total	$320,335,682	$2,956,705

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in
Securities
Balance as of December 31, 2007	$-0-
Accrued discounts/premiums	-0-
Realized gain/loss	(164,697)
Change in unrealized appreciation/depreciation	(6,000,071)
Net purchases/sales	(1,099,043)
Net transfers in and/or out of Level 3	11,696,441

Balance as of September 30, 2008	$4,432,630

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2008	$(6,000,071)
* Other financial instruments include futures, forwards and swap contracts.
Security Valuation Investments are stated at value using market quotations or indications of value obtained from an independent pricing service. If such valuations are not readily available, then estimates are obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Options are valued at the last sale price. Swaps are valued using market quotations obtained from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Van Kampen Life Investment Trust Growth and Income Portfolio
Portfolio of Investments ▪ September 30, 2008 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 91.6%
Aerospace & Defense 1.7%
Raytheon Co.	565,300	$30,249,203

Airlines 0.5%
Continental Airlines, Inc., Class B (a)	419,600	6,998,928
UAL Corp.	203,800	1,791,402

		8,790,330

Broadcasting & Cable TV 1.6%
Comcast Corp., Class A	1,469,687	28,849,956

Communications Equipment 1.7%
Alcatel-Lucent — ADR (France) (a)	3,101,860	11,911,143
Cisco Systems, Inc. (a)	793,370	17,898,427

		29,809,570

Computer Hardware 1.5%
Hewlett-Packard Co.	575,975	26,633,084

Computer Storage & Peripherals 0.2%
EMC Corp. (a)	277,290	3,316,388

Consumer Electronics 0.5%
Sony Corp. — ADR (Japan)	270,520	8,350,952

Consumer Finance 0.1%
Capital One Financial Corp.	49,743	2,536,893

Department Stores 0.7%
Macy’s, Inc.	675,820	12,151,244

Diversified Banks 1.0%
Mitsubishi UFJ Financial Group, Inc. — ADR (Japan)	439,557	3,841,728
Mizuho Financial Group, Inc. — ADR (Japan)	834,426	7,276,195
Sumitomo Mitsui Financial Group, Inc. (Japan)	979	6,133,311

		17,251,234

	Number of
Description	Shares	Value

Diversified Chemicals 3.4%
Bayer AG — ADR (Germany)	690,660	$50,369,488
Du Pont (E.I.) de Nemours & Co.	235,560	9,493,068

		59,862,556

Electric Utilities 4.6%
American Electric Power Co., Inc.	1,010,380	37,414,371
Entergy Corp.	168,378	14,987,326
FirstEnergy Corp.	413,860	27,724,481

		80,126,178

Gold 0.7%
Newmont Mining Corp.	323,210	12,527,620

Health Care Distributors 0.7%
Cardinal Health, Inc.	254,700	12,551,616

Health Care Equipment 2.1%
Boston Scientific Corp. (a)	1,228,050	15,068,173
Covidien Ltd. (Bermuda)	404,222	21,730,975

		36,799,148

Home Improvement Retail 1.4%
Home Depot, Inc.	916,620	23,731,292

Household Products 1.5%
Kimberly-Clark Corp.	158,640	10,286,218
Procter & Gamble Co.	229,050	15,962,494

		26,248,712

Hypermarkets & Super Centers 2.7%
Wal-Mart Stores, Inc.	801,130	47,979,676

Industrial Conglomerates 2.8%
General Electric Co.	872,280	22,243,140
Siemens AG — ADR (Germany)	162,350	15,243,042
Tyco International Ltd. (Bermuda)	305,262	10,690,275

		48,176,457

	Number of
Description	Shares	Value

Insurance Brokers 3.6%
Marsh & McLennan Cos., Inc.	2,006,864	$63,738,001

Integrated Oil & Gas 6.5%
BP PLC — ADR (United Kingdom)	232,920	11,685,596
ConocoPhillips	151,460	11,094,445
Exxon Mobil Corp.	299,010	23,221,117
Occidental Petroleum Corp.	443,070	31,214,281
Royal Dutch Shell PLC — ADR (United Kingdom)	617,680	36,449,297

		113,664,736

Integrated Telecommunication Services 1.7%
Verizon Communications, Inc.	944,219	30,299,988

Internet Software & Services 1.5%
eBay, Inc. (a)	1,181,650	26,445,327

Investment Banking & Brokerage 2.4%
Charles Schwab Corp.	985,296	25,617,696
Goldman Sachs Group, Inc.	61,500	7,872,000
Merrill Lynch & Co., Inc.	307,916	7,790,275

		41,279,971

Life & Health Insurance 0.2%
Aegon NV (Netherlands)	320,410	2,813,200

Motorcycle Manufacturers 0.5%
Harley-Davidson, Inc.	244,542	9,121,417

Movies & Entertainment 4.7%
Time Warner, Inc.	3,715,009	48,703,768
Viacom, Inc., Class B (a)	1,372,830	34,101,097

		82,804,865

Multi-Line Insurance 0.5%
Hartford Financial Services Group, Inc.	198,649	8,142,622

	Number of
Description	Shares	Value

Oil & Gas Equipment & Services 0.6%
Schlumberger Ltd. (Netherlands Antilles)	124,190	$9,697,997

Oil & Gas Exploration & Production 0.7%
Devon Energy Corp.	130,740	11,923,488

Other Diversified Financial Services 9.8%
Bank of America Corp.	844,017	29,540,595
Citigroup, Inc.	1,920,780	39,395,198
JPMorgan Chase & Co.	2,217,433	103,554,121

		172,489,914

Packaged Foods & Meats 5.8%
Cadbury PLC — ADR (United Kingdom)	715,962	28,866,657
Kraft Foods, Inc., Class A	774,938	25,379,220
Unilever NV (Netherlands)	1,676,000	47,196,160

		101,442,037

Personal Products 0.9%
Estee Lauder Cos., Inc., Class A	305,220	15,233,530

Pharmaceuticals 10.6%
Abbott Laboratories	745,690	42,936,830
Bristol-Myers Squibb Co.	1,415,940	29,522,349
Novartis AG — ADR (Switzerland)	464,690	24,554,220
Roche Holdings AG — ADR (Switzerland)	328,770	25,583,205
Schering-Plough Corp.	2,402,390	44,372,143
Wyeth	509,130	18,807,262

		185,776,009

Property & Casualty Insurance 3.5%
Chubb Corp.	553,663	30,396,099
Travelers Cos., Inc.	668,177	30,201,600

		60,597,699

Regional Banks 3.7%
KeyCorp.	604,611	7,219,055
PNC Financial Services Group, Inc.	509,857	38,086,318

	Number of
Description	Shares	Value

Regional Banks (continued)
SunTrust Banks, Inc.	434,276	$19,538,077

		64,843,450

Restaurants 0.6%
Starbucks Corp. (a)	736,930	10,958,149

Semiconductors 0.8%
Intel Corp.	792,461	14,842,794

Soft Drinks 1.5%
Coca-Cola Co.	484,560	25,623,533

Systems Software 0.6%
Oracle Corp. (a)	281,010	5,707,313
Symantec Corp. (a)	279,400	5,470,652

		11,177,965

Tobacco 1.5%
Altria Group, Inc.	492,300	9,767,232
Philip Morris International, Inc.	356,320	17,138,992

		26,906,224

Total Common Stocks 91.6%		1,605,765,025

Investment Companies 2.1%
Financial Select Sector SPDR Fund	1,541,407	30,658,585
Regional Bank HOLDR’s Trust	17,209	1,845,837
SPDR KBW Regional Banking	98,519	3,497,425

Total Investment Companies 2.1%		36,001,847

Convertible Preferred Stocks 1.0%
Diversified Banks 0.1%
Wachovia Corp., Ser L, 7.500%	6,800	2,618,000

	Number of
Description	Shares	Value

Other Diversified Financial Services 0.9%
Bank of America Corp., Ser L, 7.250%	9,400	$7,851,350
Citigroup, Inc., Ser T, 6.500%	194,600	7,978,600

		15,829,950

Total Convertible Preferred Stocks 1.0%		18,447,950

Total Long-Term Investments 94.7% (Cost $1,667,695,368)		1,660,214,822

Repurchase Agreements 5.8%
Banc of America Securities ($37,934,482 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.05%, dated 09/30/08, to be sold on 10/01/08 at $37,936,642)		37,934,482
Citigroup Global Markets, Inc. ($37,934,482 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.50%, dated 09/30/08, to be sold on 10/01/08 at $37,936,063)		37,934,482
JPMorgan Chase & Co. ($11,380,345 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.00%, dated 09/30/08, to be sold on 10/01/08 at $11,380,661)		11,380,345
State Street Bank & Trust Co. ($14,959,691 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.35%, dated 09/30/08, to be sold on 10/01/08 at $14,960,252)		14,959,691

Total Repurchase Agreements 5.8% (Cost $102,209,000)		102,209,000

Total Investments 100.5% (Cost $1,769,904,368)		1,762,423,822

Liabilities in Excess of Other Assets (0.5%)		(9,053,710)

Net Assets 100.0%		$1,753,370,112

Percentages are calculated as a percentage of net assets.
Securities with total market value equal to $6,133,311 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Trustees.

(a)	Non-income producing security.

ADR	- American Depositary Receipt
Futures contracts outstanding as of September 30, 2008:

		Unrealized
		Appreciation/
Futures Contracts	Contracts	Depreciation

Long Contracts:
S&P 500 E-mini Index Futures, December 2008 (Current Notional Value of $58,450 per contract)	152	$386,690

     The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds,credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s investments carried at value:

		Other
	Investments in	Financial
Valuation Inputs	Securities	Instruments*
Level 1 - Quoted Prices	$1,538,792,811	$386,690
Level 2 - Other Significant Observable Inputs	223,631,011	-0-
Level 3 - Significant Unobservable Inputs	-0-	-0-

Total	$1,762,423,822	$386,690

A. Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Van Kampen Life Investment Trust Money Market Portfolio
Portfolio of Investments ▪ September 30, 2008 (Unaudited)

Par			Yield on
Amount		Maturity	Date of	Amortized
(000)	Description	Date	Purchase	Cost

	Commercial Paper 34.0%
$1,500	Barclays US Funding LLC	11/17/08	2.949%	$1,494,259
2,000	BNP Paribas Finance, Inc.	12/23/08	2.900	1,986,752
700	CBA (Delaware) Finance, Inc.	10/07/08	2.619	699,695
2,000	Citigroup Funding, Inc.	10/29/08	2.946	1,995,450
500	Citigroup Funding, Inc.	11/20/08	2.963	497,958
1,000	ING America Insurance Holdings,
	Inc.	12/05/08	2.781	995,017
2,000	Intesa Funding LLC	12/08/08	2.919	1,989,082
2,000	JPMorgan Chase & Co.	10/15/08	2.639	1,997,962
1,500	Natexis Banques Populaires	11/03/08	2.944	1,496,013
2,500	Royal Bank of Scotland Group
	PLC	03/16/09	3.109	2,464,725
2,000	Swedbank	10/31/08	3.008	1,995,025
2,000	UBS Finance (Delaware) LLC	10/01/08	*	2,000,000
1,000	UBS Finance (Delaware) LLC	10/31/08	2.795	997,688

	Total Commercial Paper 34.0%			20,609,626

	Repurchase Agreement 25.0%
	Banc of America Securities ($15,200,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.75%, dated 09/30/08, to be sold on 10/01/08 at
	$15,200,739)			15,200,000

	Certificates of Deposit 12.4%
2,500	Branch Banking & Trust	11/25/08	2.760	2,500,000
500	JPMorgan Chase Bank	10/23/08	2.640	500,000
2,000	SunTrust Bank	11/17/08	2.900	2,000,000
2,500	Wells Fargo Bank, NA	11/25/08	2.700	2,500,000

	Total Certificates of Deposit 12.4%			7,500,000

	United States Government Agency Obligations 9.5%
3,752	Federal Home Loan Banks	10/01/08	*	3,752,000
2,000	Federal National Mortgage
	Association	10/27/08	2.419	1,996,534

	Total United States Government Agency Obligations 9.5%			5,748,534

	Floating Rate Notes 6.6%
2,000	Federal Home Loan Banks	11/21/08	2.570 **	1,992,718
2,000	Wachovia Bank, NA	02/04/09	3.001 **	2,000,000

	Total Floating Rate Notes 6.6%			3,992,718

Total Investments 87.5% (a)				53,050,878

Other Assets in Excess of Liabilities 12.5%				7,581,965

Net Assets 100.0%				$60,632,843

Percentages are calculated as a percentage of net assets.

*	Zero coupon bond

**	Yield in effect as of September 30, 2008.

(a)	At September 30, 2008, cost is identical for both book and federal income tax purposes.
The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s investments carried at value:

Investments in
Valuation Inputs	Securities
Level 1 - Quoted Prices	$-0-
Level 2 - Other Significant Observable Inputs	53,050,878
Level 3 - Significant Unobservable Inputs .	-0-

Total	$53,050,878

Security Valuation Investments are valued at amortized cost which approximates market value. Under this valuation method, a portfolio instrument is initially recorded at cost, any discount is accreted and any premium is amortized on a straight-line basis to the maturity of the instrument.

Van Kampen Life Investment Trust Mid Cap Growth Portfolio
Portfolio of Investments ▪ September 30, 2008 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 94.3%
Advertising 0.9%
Groupe Aeroplan, Inc. (Canada)	23,060	$285,799

Air Freight & Logistics 4.7%
C.H. Robinson Worldwide, Inc.	16,886	860,511
Expeditors International of Washington, Inc.	15,611	543,887

		1,404,398

Airport Services 0.9%
Grupo Aeroportuario del Pacifico, SA de CV — ADR (Mexico)	11,198	286,221

Apparel, Accessories & Luxury Goods 0.9%
Lululemon Athletica, Inc. (a)	11,859	273,113

Apparel Retail 1.5%
Abercrombie & Fitch Co., Class A	11,454	451,860

Application Software 1.6%
Salesforce.com, Inc. (a)	9,763	472,529

Asset Management & Custody Banks 1.7%
Calamos Asset Management, Inc., Class A	20,801	372,754
GLG Partners, Inc.	26,640	144,389

		517,143

Broadcasting & Cable TV 2.2%
Discovery Communications, Inc., Class A (a)	11,461	163,319
Discovery Communications, Inc., Class C (a)	11,461	162,288
Grupo Televisa SA — ADR (Mexico)	15,358	335,879

		661,486

Casinos & Gaming 4.4%
Penn National Gaming, Inc. (a)	4,397	116,828
Wynn Resorts Ltd.	14,741	1,203,455

		1,320,283

	Number of
Description	Shares	Value

Computer Hardware 1.1%
Teradata Corp. (a)	16,674	$325,143

Construction & Engineering 0.8%
Aecom Technology Corp. (a)	9,654	235,944

Construction Materials 3.7%
Martin Marietta Materials, Inc.	8,205	918,796
Texas Industries, Inc.	5,136	209,857

		1,128,653

Consumer Finance 2.0%
Redecard SA (Brazil)	46,306	605,441

Distributors 1.7%
Li & Fung Ltd. (Bermuda)	210,000	512,877

Diversified Commercial & Professional Services 3.1%
Corporate Executive Board Co.	11,868	370,875
IHS, Inc., Class A (a)	11,556	550,528

		921,403

Diversified Metals & Mining 0.8%
Intrepid Potash, Inc. (a)	7,955	239,764

Education Services 2.3%
New Oriental Education & Technology Group, Inc. — ADR (Cayman Islands) (a)	5,211	334,755
Strayer Education, Inc.	1,783	357,063

		691,818

Environmental & Facilities Services 1.4%
Covanta Holding Corp. (a)	18,300	438,102

Gas Utilities 1.3%
Questar Corp.	9,919	405,885

Health Care Equipment 4.8%
Gen-Probe, Inc. (a)	9,930	526,786

	Number of
Description	Shares	Value

Health Care Equipment (continued)
Intuitive Surgical, Inc. (a)	1,693	$407,979
Mindray Medical International Ltd., Class A — ADR (Cayman Islands)	15,050	507,637

		1,442,402

Home Furnishings 1.0%
Mohawk Industries, Inc. (a)	4,308	290,316

Homebuilding 2.3%
Gafisa SA — ADR (Brazil)	15,114	388,430
NVR, Inc. (a)	554	316,888

		705,318

Hotels, Resorts & Cruise Lines 3.3%
Choice Hotels International, Inc.	9,792	265,363
Ctrip.com International Ltd. — ADR (Cayman Islands)	18,947	731,544

		996,907

Human Resource & Employment Services 0.8%
Monster Worldwide, Inc. (a)	16,403	244,569

Internet Retail 1.6%
Priceline.com, Inc. (a)	7,188	491,875

Internet Software & Services 8.1%
Akamai Technologies, Inc. (a)	11,058	192,851
Alibaba.com Ltd. (Cayman Islands) (a)	290,600	269,240
Baidu.com, Inc. — ADR (Cayman Islands) (a)	3,268	811,216
Equinix, Inc. (a)	4,343	301,665
Tencent Holdings Ltd. (Cayman Islands)	120,800	870,257

		2,445,229

Life Sciences Tools & Services 6.3%
Illumina, Inc. (a)	27,150	1,100,390
Techne Corp. (a)	10,917	787,334

		1,887,724

	Number of
Description	Shares	Value

Movies & Entertainment 0.1%
Ascent Media Corp., Class A (a)	1,146	$27,974

Multi-Sector Holdings 4.0%
Leucadia National Corp.	26,425	1,200,752

Oil & Gas Exploration & Production 11.0%
Petrohawk Energy Corp. (a)	7,199	155,714
Range Resources Corp.	8,188	351,019
Southwestern Energy Co. (a)	41,831	1,277,519
Ultra Petroleum Corp. (Canada) (a)	27,511	1,522,459

		3,306,711

Property & Casualty Insurance 1.3%
Alleghany Corp. (a)	1,116	407,340

Publishing 2.0%
Morningstar, Inc. (a)	10,920	605,732

Real Estate Management & Development 3.0%
Brookfield Asset Management, Inc., Class A (Canada)	18,805	516,009
Forest City Enterprises, Inc., Class A	12,859	394,386

		910,395

Restaurants 2.1%
Starbucks Corp. (a)	43,238	642,949

Specialized Finance 1.4%
IntercontinentalExchange, Inc. (a)	5,257	424,135

Specialty Chemicals 2.7%
Nalco Holding Co.	31,322	580,710
Rockwood Holdings, Inc. (a)	9,129	234,250

		814,960

Wireless Telecommunication Services 1.5%
NII Holdings, Inc., Class B (a)	12,075	457,884

Total Common Stocks 94.3%		28,481,034

	Number of
Description	Shares	Value

Convertible Preferred Stocks 0.6%

Pharmaceuticals 0.6%
Ironwood Pharmaceuticals, Inc. (Acquired 9/11/08, Cost $167,988) (a)(b)(c)	13,999	$167,988

Total Long-Term Investments 94.9%
(Cost $37,197,781)		$28,649,022

Repurchase Agreements 5.0%
Banc of America Securities ($558,946 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.05%, dated 09/30/08, to be sold on 10/01/08 at $558,978)		558,946
Citigroup Global Markets, Inc. ($558,946 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.50%, dated 09/30/08, to be sold on 10/01/08 at $558,969)		558,946
JPMorgan Chase & Co. ($167,684 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.00%, dated 09/30/08, to be sold on 10/01/08 at $167,689)		167,684
State Street Bank & Trust Co. ($220,424 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.35%, dated 09/30/08, to be sold on 10/01/08 at $220,432)		220,424

Total Repurchase Agreements 5.0%
(Cost $1,506,000)		1,506,000

Total Investments 99.9%
(Cost $38,703,781)		30,155,022

Other Assets in Excess of Liabilities 0.1%		36,972

Net Assets 100.0%		$30,191,994

Percentages are calculated as a percentage of net assets.
Securities with total market value equal to $1,652,374 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Trustees.

(a)	Non-income producing security.
(b)	Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.6% of net assets.
(c)	Market value is determined in accordance with procedures established in good Faith by the Board of Trustees.

ADR	— American Depositary Receipt

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s investments carried at value:

Investments in
Valuation Inputs	Securities
Level 1 — Quoted Prices	$26,828,660
Level 2 — Other Significant Observable Inputs	3,158,374
Level 3 — Significant Unobservable Inputs	167,988

Total	$30,155,022

Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Van Kampen Life Investment Trust Capital Growth Portfolio
Portfolio of Investments ▪ September 30, 2008 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 94.3%

Air Freight & Logistics 3.6%
C.H. Robinson Worldwide, Inc.	77,101	$3,929,067
Expeditors International of Washington, Inc.	68,118	2,373,231

		6,302,298

Apparel, Accessories & Luxury Goods 1.0%
Coach, Inc. (a)	68,584	1,717,343

Casinos & Gaming 4.0%
Wynn Resorts Ltd.	85,754	7,000,957

Communications Equipment 4.3%
QUALCOMM, Inc.	78,731	3,383,071
Research In Motion Ltd. (Canada) (a)	58,960	4,026,968

		7,410,039

Computer Hardware 3.5%
Apple, Inc. (a)	54,337	6,175,943

Construction Materials 3.5%
Cemex SAB de CV — ADR (Mexico) (a)	165,895	2,856,712
Martin Marietta Materials, Inc.	28,405	3,180,792

		6,037,504

Consumer Finance 4.3%
American Express Co.	113,921	4,036,221
Redecard SA (Brazil)	262,314	3,429,698

		7,465,919

Data Processing & Outsourced Services 3.4%
MasterCard, Inc., Class A	24,638	4,369,056
Visa, Inc., Class A	26,592	1,632,483

		6,001,539

Distributors 1.4%
Li & Fung Ltd. (Bermuda)	1,030,000	2,515,538

Diversified Commercial & Professional Services 0.9%
Corporate Executive Board Co.	51,485	1,608,906

Electrical Components & Equipment 0.9%
First Solar, Inc. (a)	8,227	1,554,163

Van Kampen Life Investment Trust Capital Growth Portfolio
Portfolio of Investments ▪ September 30, 2008 (Unaudited)

	Number of
Description	Shares	Value

Fertilizers & Agricultural Chemicals 8.3%
Monsanto Co.	146,234	$14,474,241

Gas Utilities 0.4%
Questar Corp.	15,036	615,273

Health Care Equipment 2.1%
Gen-Probe, Inc. (a)	23,651	1,254,686
Intuitive Surgical, Inc. (a)	9,594	2,311,962

		3,566,648

Human Resource & Employment Services 0.6%
Monster Worldwide, Inc. (a)	64,003	954,285

Internet Retail 6.2%
Amazon.com, Inc. (a)	149,079	10,846,988

Internet Software & Services 12.2%
Baidu.com, Inc. — ADR (Cayman Islands) (a)	11,244	2,791,098
eBay, Inc. (a)	268,269	6,003,860
Google, Inc., Class A (a)	24,070	9,640,517
Tencent Holdings Ltd. (Cayman Islands)	384,200	2,767,822

		21,203,297

Life Sciences Tools & Services 2.1%
Illumina, Inc. (a)	89,950	3,645,674

Multi-Line Insurance 2.0%
Loews Corp.	89,138	3,520,060

Multi-Sector Holdings 3.9%
Leucadia National Corp.	148,727	6,758,155

Oil & Gas Exploration & Production 7.5%
Range Resources Corp.	16,076	689,178
Southwestern Energy Co. (a)	125,298	3,826,601
Ultra Petroleum Corp. (Canada) (a)	155,747	8,619,039

		13,134,818

Other Diversified Financial Services 1.6%
BM&F BOVESPA SA (Brazil)	607,473	2,713,501

Van Kampen Life Investment Trust Capital Growth Portfolio
Portfolio of Investments ▪ September 30, 2008 (Unaudited)

	Number of
Description	Shares	Value

Pharmaceuticals 1.1%
Allergan, Inc.	37,340	$1,923,010

Property & Casualty Insurance 2.0%
Berkshire Hathaway, Inc., Class B (a)	797	3,502,815

Real Estate Management & Development 4.9%
Brookfield Asset Management, Inc., Class A (Canada)	313,035	8,589,680

Restaurants 2.2%
Starbucks Corp. (a)	253,552	3,770,318

Specialized Finance 2.3%
CME Group, Inc.	10,990	4,082,895

Systems Software 0.6%
VMware, Inc., Class A (a)	37,145	989,543

Wireless Telecommunication Services 3.5%
America Movil SAB de CV — ADR (Mexico)	84,515	3,918,115
China Mobile Ltd. — ADR (Hong Kong)	42,333	2,120,037

		6,038,152

Total Long-Term Investments 94.3%
(Cost $207,106,011)		164,119,502

Repurchase Agreements 5.4%
Banc of America Securities ($3,477,269 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.05%, dated 09/30/08, to be sold on 10/01/08 at $3,477,467)		3,477,269
Citigroup Global Markets, Inc. ($3,477,269 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.50%, dated 09/30/08, to be sold on 10/01/08 at $3,477,414)		3,477,269
JPMorgan Chase & Co. ($1,043,180 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.00%, dated 09/30/08, to be sold on 10/01/08 at $1,043,210)		1,043,180
State Street Bank & Trust Co. ($1,371,282 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.35%, dated 09/30/08, to be sold on 10/01/08 at $1,371,333)		1,371,282

Van Kampen Life Investment Trust Capital Growth Portfolio
Portfolio of Investments ▪ September 30, 2008 (Unaudited)

Description	Value

Total Repurchase Agreements 5.4%
(Cost $9,369,000)	$9,369,000

Total Investments 99.7%
(Cost $216,475,011)	173,488,502

Other Assets in Excess of Liabilities 0.3%	596,051

Net Assets 100.0%	$174,084,553

Percentages are calculated as a percentage of net assets.
Securities with total market value equal to $5,283,360 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Trustees.
(a)	Non-income producing security.
ADR — American Depositary Receipt
The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s investments carried at value:

Investments in
Valuation Inputs	Securities
Level 1 - Quoted Prices	$158,836,141
Level 2 - Other Significant Observable Inputs	14,652,361
Level 3 - Significant Unobservable Inputs	-0-

Total	$173,488,502

Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Life Investment Trust

By:	/s/ Edward C. Wood III

Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date:	November 18, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III

Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date:	November 18, 2008

By:	/s/ Stuart N. Schuldt

Name:	Stuart N. Schuldt
Title:	Principal Financial Officer
Date:	November 18, 2008